Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY-VERSUS-PERFORMANCE
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1),(2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($MM)	Revenue(5) $MM
					TSR	Peer Group TSR
2022	$3,577,227	$6,065,431	$1,959,469	$2,565,921	$2,154	$136	$(187.282)	$653.6
2021	$12,214,089	$33,413,121	$2,676,340	$10,147,590	$1,544	$126	$3.937	$314.3
2020	$816,288	$18,129,388	$443,646	$13,411,646	$1,042	$110	$8.524	$130.7

Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer (“PEO”) in 2020, 2021, and 2022 is John Fieldly. The Non-PEO NEOs for whom the average compensation is presented in this table for 2020, 2021 is Edwin Negron-Carballo, and 2022 are Mr. Negron-Carballo, Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey.The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.For purposes of this disclosure, the peer group is the custom group of peers consisting of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The Coca-Cola Company, the same peer group used in the stock performance graph required under section 201(e) for fiscal 2022. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the custom peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.We determined Revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments made to Determine Compensation Actually Paid
		2022	2021	2020
Summary Compensation Table Total	PEO	$3,577,227	$12,214,089	$816,288
	Average Non-PEO NEOs	$1,780,501	$2,676,340	$443,646
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$2,542,259	$11,426,468	$60,779
	Average Non-PEO NEOs	$1,509,596	$2,263,950	$60,779
Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$2,888,983	$25,726,650	$0
	Average Non-PEO NEOs	$1,524,519	$3,355,650	$0
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$3,631,900	$2,420,150	$15,354,750
	Average Non-PEO NEOs	$612,422	$2,429,150	$11,077,900
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$251,331	$0	$60,779
	Average Non-PEO NEOs	$177,260	$0	$60,779
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	$(1,741,750)	$4,478,700	$1,958,350
	Average Non-PEO NEOs	$(198,152)	$3,950,400	$1,890,100
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$0	$0	$0
	Average Non-PEO NEOs	$0	$0	$0
Compensation Actually Paid	PEO	$6,065,431	$33,413,121	$18,129,388
	Average Non-PEO NEOs	$2,565,921	$10,147,590	$13,411,646

(4)	For purposes of this disclosure, the peer group is the custom group of peers consisting of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The Coca-Cola Company, the same peer group used in the stock performance graph required under section 201(e) for fiscal 2022. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the custom peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined Revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2022, in accordance with Item 402(v) of Regulation S-K.

Description of Relationship Between NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the fiscal three year period from 2020 through 2022.

Description of Relationship Between NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during fiscal 2020 through 2022.

Description of Relationship Between NEO Compensation Actually Paid and Revenue

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and Revenue during fiscal 2020-2022.

Most Important Measures to Determine Compensation Actually Paid for the fiscal year ended December 31, 2022

The three items listed in the table below represent the most important metrics we used to link compensation actually paid to our NEOs, for the fiscal year ended December 31, 2022, to company performance.

Tabular List [Table Text Block]
Revenue
Gross Margin
Adjusted EBITDA

PEO Name	John Fieldly
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
John Fieldly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,577,227	$ 12,214,089	$ 816,288
PEO Actually Paid Compensation Amount	6,065,431	33,413,121	18,129,388
Non-PEO NEO Average Total Compensation Amount	1,959,469	2,676,340	443,646
Non-PEO NEO Average Compensation Actually Paid Amount	2,565,921	10,147,590	13,411,646
Total Shareholder Return Amount	2,154	1,544	1,042
Peer Group Total Shareholder Return Amount	136	126	110
Net Income (Loss)	$ (187.282)	$ 3.937	$ 8.524
Company Selected Measure Amount	653.6	314.3	130.7
John Fieldly [Member] | Stock Awardsand Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,542,259	$ 11,426,468	$ 60,779
John Fieldly [Member] | Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,888,983	25,726,650	0
John Fieldly [Member] | Increase Deduction For Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,631,900	2,420,150	15,354,750
John Fieldly [Member] | Increase Fair Value Of Vesting Dates [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	251,331	0	60,779
John Fieldly [Member] | Increase Deduction For Change In Fair Value 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,741,750)	4,478,700	1,958,350
John Fieldly [Member] | Deduction For Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
John Fieldlys [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,577,227	12,214,089	816,288
PEO Actually Paid Compensation Amount	6,065,431	33,413,121	18,129,388
Non-PEO NEO Average Compensation Actually Paid Amount	2,565,921	10,147,590	13,411,646
Non Peo Neos [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,780,501	2,676,340	443,646
Non Peo Neos [Member] | Stock Awardsand Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,509,596	2,263,950	60,779
Non Peo Neos [Member] | Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,524,519	3,355,650	0
Non Peo Neos [Member] | Increase Deduction For Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	612,422	2,429,150	11,077,900
Non Peo Neos [Member] | Increase Fair Value Of Vesting Dates [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,260	0	60,779
Non Peo Neos [Member] | Increase Deduction For Change In Fair Value 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(198,152)	3,950,400	1,890,100
Non Peo Neos [Member] | Deduction For Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0